UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FROM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Check here if Amendment [x];  Amendment Number:
This Amendment (Check only one.): [x] is a restatement   [] adds new entries

Institutional Investment Manager Filing this Report:

Name:  R.B. Haave Associates, Inc.
Address: 36 Grove Street, New Canaan, CT 06840

13F File Number: 28-1407

The institutional investment manager filing this report and the person by whomit is signed represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables. Are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Gordon C. Haave
Title:  Vice-President
Phone: 203 972-0012
Signature, Place, and Date of Signing:
Gordon C Haave    New Canaan, CT  March 24, 1999

Report Type ( Check only one.):
[x]     13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  0
Form 13F Table Entry Total:
Form 13F Information Table Value Total:  38,146



                                VALUE SHARESSH/PUT/INVSTMTVOTINGAUTHORITY
Name of Issuer Title of CUSIP   (x$100PRN AMPRNCALLDISCRETSOLE  SHARED  NONE
ASHANTI GOLD   COM      04347432   880100600SH     SOLE   100600
ALGOMA STEEL   COM      01566M10   402257000SH     SOLE   257000
AMERADA HESS   COM      02355110   509 10000SH     SOLE    10000
APT SATELLITE  COM      00203R10   842336700SH     SOLE   336700
ASARCO         COM      04341310   561 40600SH     SOLE    40600
AUDIOVOX       COM      05075710    88 13300SH     SOLE    13300
BURLINGTON INDUCOM      12169310   800120000SH     SOLE   120000
CD RADIO       COM      12512710   260 10000SH     SOLE    10000
C.H. HEIST     COM      42307610    21  3600SH     SOLE     3600
CHINA EASTERN ACOM      16937R10   420 70000SH     SOLE    70000
CHINA YUCHAI   COM      G2108210  1872374580SH     SOLE   3745800
CORN PRODUCTS  COM      21902310   502 21000SH     SOLE    21000
CROWN VANTAGE  COM      22862210  1823729000SH     SOLE   729000
EDISON BROTHERSCOM      28087530   195195120SH     SOLE   1951200
EDISON BROTHERSWTS      28087511     0114811SH     SOLE   114811
EDISON BROTHERS      11%280875AB  2144350000PRN    SOLE   3500000
FREEPORT MC -B PFD      35671D85   740 68100SH     SOLE    68100
GLOBALSTAR     COM      G3930H10   555 40000SH     SOLE    40000
GULF CANADA    COM      40218130   579215483SH     SOLE   215483
HITACHI        ADR      43357850  3186 43800SH     SOLE    43800
ICO GLOBAL     COM      G470STI0   604 70000SH     SOLE    70000
JW MAYS        COM      57847310  1088155500SH     SOLE   155500
LASMO PLC      ADR      50173020   728120000SH     SOLE   120000
LTV CORP       COM      50192110   468 87100SH     SOLE    87100
MAKITA         ADR      56087730   731 65000SH     SOLE    65000
MATSUSHITA     ADR      57687209  1837  9500SH     SOLE     9500
MCWATTERS      COM      58290520   247882245SH     SOLE   882245
METROMEDIA     COM      59169510  1648338100SH     SOLE   338100
METROMEDIA     PFD      59169520  1230 46000SH     SOLE    46000
NATIONAL STEEL COM      63784430   454 55000SH     SOLE    55000
NEWMONT MINING COM      65163910    37  2100SH     SOLE     2100
NS GROUP       COM      62891610   662119000SH     SOLE   119000
PARK PLACE ENT COM      70069010   756100000SH     SOLE   100000
PITTSTON MINERACOM      72570120   692426000SH     SOLE   426000
POWERHOUSE TECHCOM      73932310  9181534200SH     SOLE   534200
SCOTTS LIQUID GCOM      81020210    89 68000SH     SOLE    68000
SIGMA DESIGNS  COM      82656510   870145000SH     SOLE   145000
TALSIMAN       COM      87425E10   430 20000SH     SOLE    20000
WEGENER        COM      94858510    15 10000SH     SOLE    10000
                                 38146
